REVENUES	12 Months Ended
Dec. 31, 2017
REVENUES [Abstract]
REVENUES
4.	REVENUES

The Group's revenues for the respective periods are detailed as follows:

	For the years ended December 31
	2015	2016	2017
	RMB	RMB	RMB
Sales of solar modules	15,086,256,789	20,825,750,050	25,656,934,835
Sales of silicon wafers	138,293,365	136,079,690	455,695,782
Sales of solar cells	215,048,296	155,016,285	346,069,432
Sales of recovered silicon materials	5,201,794	860,047	-
Solar system integration projects	-	269,661,653	-
Revenue from generated electricity	9,574,122	13,270,367	14,243,405
Total	15,454,374,366	21,400,638,092	26,472,943,454

The following table summarizes the Group's net revenues generated in respective geographic locations:

	For the years ended December 31
	2015	2016	2017
	RMB	RMB	RMB
Inside China (including Hong Kong and Taiwan)	5,608,963,991	8,249,043,110	9,854,855,071
Outside China
America	4,146,330,928	7,701,560,171	4,062,665,341
Mexico	171,870,586	119,325,996	2,759,307,925
Brazil	44,251,671	479,569,191	1,357,846,426
India	280,481,768	775,458,207	1,313,134,463
Japan	997,526,339	992,645,497	1,291,492,459
UAE	779,270	4,385,798	1,232,505,395
Turkey	377,663,473	366,929,805	983,543,694
Australia	213,594,103	261,450,393	780,619,935
Jordan	49,948,322	196,786,936	420,555,329
Rest of the world	3,562,963,915	2,253,482,988	2,416,417,416
Total	15,454,374,366	21,400,638,092	26,472,943,454